Quarterly Holdings Report
for
Fidelity® Intermediate Bond Fund
May 31, 2024
IBF-NPRT3-0724
1.804838.120
Nonconvertible Bonds - 39.0%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
1.65% 2/1/28	4,123	3,644
4.3% 2/15/30	11,310	10,780
NTT Finance Corp.:
1.162% 4/3/26 (b)	4,930	4,575
1.591% 4/3/28 (b)	6,562	5,757
Verizon Communications, Inc.:
2.1% 3/22/28	4,944	4,429
2.355% 3/15/32	7,604	6,173
		35,358
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	3,155	2,968
4.908% 7/23/25	701	694
6.15% 11/10/26	10,200	10,280
Discovery Communications LLC 3.625% 5/15/30	1,042	917
Warnermedia Holdings, Inc.:
3.755% 3/15/27	3,063	2,905
4.054% 3/15/29	5,615	5,170
		22,934
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 3.2% 3/15/27	1,601	1,516
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	2,211	1,948
2.625% 4/15/26	5,363	5,085
3.5% 4/15/25	2,650	2,600
		11,149
TOTAL COMMUNICATION SERVICES		69,441
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 1.6%
General Motors Co. 6.125% 10/1/25	3,155	3,170
General Motors Financial Co., Inc.:
1.25% 1/8/26	3,578	3,343
2.35% 2/26/27	2,587	2,383
4.35% 4/9/25	3,786	3,742
5.4% 4/6/26	8,860	8,831
6% 1/9/28	6,100	6,197
Mercedes-Benz Finance North America LLC 4.8% 3/30/28 (b)	7,608	7,515
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	7,754	7,282
4.35% 6/8/27 (b)	7,639	7,416
5.7% 9/12/26 (b)	9,700	9,725
		59,604
Household Durables - 0.1%
Toll Brothers Finance Corp.:
4.875% 11/15/25	2,776	2,744
4.875% 3/15/27	1,352	1,329
		4,073
Leisure Products - 0.2%
Brunswick Corp. 5.85% 3/18/29	8,511	8,498
Specialty Retail - 0.9%
Advance Auto Parts, Inc. 5.95% 3/9/28	5,890	5,841
AutoZone, Inc.:
3.625% 4/15/25	341	335
4% 4/15/30	3,155	2,957
6.25% 11/1/28	4,041	4,195
Lowe's Companies, Inc.:
1.7% 9/15/28	3,155	2,744
4.5% 4/15/30	9,316	9,009
O'Reilly Automotive, Inc.:
3.9% 6/1/29	3,155	2,976
4.2% 4/1/30	5,353	5,072
The Home Depot, Inc. 2.5% 4/15/27	225	211
		33,340
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.:
7% 11/27/26	1,248	1,281
7.7% 11/27/30	8,100	8,463
		9,744
TOTAL CONSUMER DISCRETIONARY		115,259
CONSUMER STAPLES - 1.9%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 3.5% 6/1/30	1,070	988
Molson Coors Beverage Co. 3% 7/15/26	2,839	2,705
		3,693
Consumer Staples Distribution & Retail - 0.3%
7-Eleven, Inc. 0.95% 2/10/26 (b)	1,459	1,353
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	1,719	1,529
Dollar Tree, Inc. 4% 5/15/25	7,697	7,587
		10,469
Food Products - 0.0%
JDE Peet's BV 1.375% 1/15/27 (b)	1,001	904
Personal Care Products - 0.3%
Kenvue, Inc.:
5% 3/22/30	7,415	7,405
5.05% 3/22/28	4,575	4,588
		11,993
Tobacco - 1.2%
Altria Group, Inc.:
2.35% 5/6/25	634	615
4.8% 2/14/29	964	945
BAT Capital Corp.:
3.222% 8/15/24	1,892	1,882
4.7% 4/2/27	3,990	3,921
BAT International Finance PLC:
1.668% 3/25/26	7,824	7,306
5.931% 2/2/29	7,000	7,150
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	5,438	5,416
Philip Morris International, Inc.:
5.125% 11/17/27	10,015	9,995
5.125% 2/13/31	5,374	5,289
		42,519
TOTAL CONSUMER STAPLES		69,578
ENERGY - 3.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 2.061% 12/15/26	1,199	1,108
Oil, Gas & Consumable Fuels - 2.9%
Canadian Natural Resources Ltd. 3.9% 2/1/25	2,146	2,120
Cenovus Energy, Inc. 4.25% 4/15/27	6,940	6,743
DCP Midstream Operating LP 5.375% 7/15/25	2,410	2,399
Eastern Gas Transmission & Storage, Inc. 3% 11/15/29	3,470	3,083
Enbridge, Inc.:
5.25% 4/5/27	4,591	4,581
5.3% 4/5/29	3,837	3,830
6% 11/15/28	7,927	8,136
Energy Transfer LP:
2.9% 5/15/25	3,786	3,686
4.2% 4/15/27	5,070	4,908
4.95% 6/15/28	6,355	6,252
EQT Corp.:
3.9% 10/1/27	1,892	1,801
5.7% 4/1/28	339	340
Equinor ASA 1.75% 1/22/26	696	659
Hess Corp. 4.3% 4/1/27	12,303	11,976
Hess Midstream Operations LP 5.625% 2/15/26 (b)	5,241	5,208
MPLX LP:
1.75% 3/1/26	3,091	2,894
4% 2/15/25	316	312
4% 3/15/28	3,155	3,011
Occidental Petroleum Corp. 2.9% 8/15/24	3,875	3,851
Petroleos Mexicanos:
5.95% 1/28/31	14,000	11,332
6.7% 2/16/32	15,992	13,432
Southeast Supply Header LLC 4.25% 6/15/24 (b)	2,009	2,000
The Williams Companies, Inc.:
4.55% 6/24/24	1,607	1,606
5.4% 3/2/26	1,253	1,251
Western Midstream Operating LP 6.35% 1/15/29	4,000	4,112
		109,523
TOTAL ENERGY		110,631
FINANCIALS - 20.1%
Banks - 10.7%
Bank of America Corp.:
1.197% 10/24/26 (c)	11,041	10,384
1.319% 6/19/26 (c)	3,596	3,434
2.496% 2/13/31 (c)	3,155	2,706
2.551% 2/4/28 (c)	4,110	3,821
3.384% 4/2/26 (c)	5,584	5,475
3.97% 3/5/29 (c)	8,155	7,766
3.974% 2/7/30 (c)	4,290	4,042
4.25% 10/22/26	3,730	3,635
4.271% 7/23/29 (c)	7,208	6,918
4.376% 4/27/28 (c)	5,400	5,254
4.45% 3/3/26	2,199	2,161
4.948% 7/22/28 (c)	5,489	5,426
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(c)	6,702	6,621
Bank of Nova Scotia 4.5% 12/16/25	4,038	3,964
Barclays PLC:
2.279% 11/24/27 (c)	8,259	7,613
2.852% 5/7/26 (c)	6,216	6,050
5.304% 8/9/26 (c)	2,635	2,619
5.69% 3/12/30 (c)	3,429	3,427
5.829% 5/9/27 (c)	5,000	5,001
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	3,654	3,407
2.219% 6/9/26 (b)(c)	2,279	2,199
Capital One NA 2.28% 1/28/26 (c)	3,728	3,637
Citigroup, Inc.:
1.462% 6/9/27 (c)	5,874	5,422
2.666% 1/29/31 (c)	5,530	4,788
3.07% 2/24/28 (c)	5,682	5,346
3.106% 4/8/26 (c)	3,533	3,455
4.075% 4/23/29 (c)	5,190	4,958
4.6% 3/9/26	2,099	2,065
Cooperatieve Rabobank UA 1.98% 12/15/27 (b)(c)	2,686	2,458
Credit Agricole SA 6.251% 1/10/35 (b)(c)	10,500	10,629
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	2,813	2,599
1.605% 3/30/28 (b)(c)	6,094	5,473
HSBC Holdings PLC:
1.645% 4/18/26 (c)	7,888	7,609
2.999% 3/10/26 (c)	5,241	5,131
4.292% 9/12/26 (c)	3,276	3,216
5.21% 8/11/28 (c)	9,616	9,527
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	3,163	3,061
ING Groep NV:
1.726% 4/1/27 (c)	2,376	2,216
5.335% 3/19/30 (c)	5,470	5,426
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	3,236	3,205
JPMorgan Chase & Co.:
1.47% 9/22/27 (c)	6,240	5,710
1.764% 11/19/31 (c)	4,010	3,235
2.069% 6/1/29 (c)	8,532	7,539
2.083% 4/22/26 (c)	4,480	4,339
2.522% 4/22/31 (c)	6,955	5,975
2.947% 2/24/28 (c)	11,415	10,718
2.956% 5/13/31 (c)	4,445	3,867
3.875% 9/10/24	3,261	3,244
4.125% 12/15/26	3,199	3,112
4.25% 10/1/27	2,524	2,460
Lloyds Banking Group PLC:
5.462% 1/5/28 (c)	10,500	10,472
5.985% 8/7/27 (c)	3,450	3,467
Mitsubishi UFJ Financial Group, Inc.:
1.64% 10/13/27 (c)	7,703	7,055
2.193% 2/25/25	4,678	4,564
5.017% 7/20/28 (c)	8,580	8,515
5.258% 4/17/30 (c)	8,500	8,467
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (c)	6,310	5,811
1.554% 7/9/27 (c)	6,800	6,269
4.254% 9/11/29 (c)	1,965	1,878
NatWest Group PLC:
1.642% 6/14/27 (c)	2,293	2,117
3.073% 5/22/28 (c)	2,293	2,141
5.847% 3/2/27 (c)	5,364	5,378
Royal Bank of Canada 2.3% 11/3/31	6,190	5,098
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	5,673	5,201
Societe Generale:
1.792% 6/9/27 (b)(c)	4,104	3,781
4.25% 4/14/25 (b)	1,994	1,961
4.677% 6/15/27 (b)	5,569	5,495
4.75% 11/24/25 (b)	4,777	4,689
5.634% 1/19/30 (b)(c)	10,410	10,325
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26	5,765	5,278
The Toronto-Dominion Bank 2.8% 3/10/27	4,805	4,503
Truist Financial Corp. 4.26% 7/28/26 (c)	5,546	5,454
Wells Fargo & Co.:
2.164% 2/11/26 (c)	5,369	5,238
3.526% 3/24/28 (c)	6,680	6,351
4.3% 7/22/27	6,170	5,998
5.574% 7/25/29 (c)	10,500	10,559
6.303% 10/23/29 (c)	8,500	8,796
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	4,101	4,001
4.11% 7/24/34 (c)	1,134	1,042
		402,247
Capital Markets - 4.4%
Ares Capital Corp. 3.25% 7/15/25	8,667	8,397
Athene Global Funding:
1.73% 10/2/26 (b)	4,287	3,921
2.646% 10/4/31 (b)	6,246	5,092
5.516% 3/25/27 (b)	10,900	10,876
5.583% 1/9/29 (b)	2,486	2,484
Blackstone Private Credit Fund 4.7% 3/24/25	9,745	9,640
Deutsche Bank AG 4.5% 4/1/25	4,541	4,481
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	6,196	5,867
2.311% 11/16/27 (c)	4,598	4,226
5.706% 2/8/28 (c)	8,800	8,783
7.146% 7/13/27 (c)	2,700	2,768
Goldman Sachs Group, Inc.:
1.093% 12/9/26 (c)	5,874	5,483
1.542% 9/10/27 (c)	5,971	5,458
3.615% 3/15/28 (c)	2,500	2,384
3.8% 3/15/30	4,330	4,021
4.482% 8/23/28 (c)	3,334	3,249
Moody's Corp.:
3.25% 1/15/28	4,416	4,178
3.75% 3/24/25	2,509	2,474
Morgan Stanley:
1.512% 7/20/27 (c)	5,874	5,407
2.188% 4/28/26 (c)	3,470	3,362
2.475% 1/21/28 (c)	5,778	5,368
3.772% 1/24/29 (c)	5,000	4,739
4.21% 4/20/28 (c)	12,636	12,247
5.449% 7/20/29 (c)	7,193	7,218
6.407% 11/1/29 (c)	8,500	8,846
Nuveen LLC 5.55% 1/15/30 (b)	1,891	1,895
S&P Global, Inc. 2.45% 3/1/27	4,416	4,115
State Street Corp. 2.901% 3/30/26 (c)	192	187
UBS Group AG:
1.305% 2/2/27 (b)(c)	5,890	5,463
2.593% 9/11/25 (b)(c)	3,276	3,246
4.55% 4/17/26	3,276	3,221
6.373% 7/15/26 (b)(c)	4,455	4,477
		163,573
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	3,495	3,280
2.45% 10/29/26	1,390	1,293
3% 10/29/28	1,456	1,316
5.1% 1/19/29	4,311	4,251
5.75% 6/6/28	7,897	7,962
6.1% 1/15/27	5,500	5,579
6.5% 7/15/25	1,093	1,101
Ally Financial, Inc.:
2.2% 11/2/28	4,756	4,101
4.625% 3/30/25	1,892	1,874
4.75% 6/9/27	6,877	6,677
5.125% 9/30/24	6,184	6,169
5.75% 11/20/25	1,287	1,281
Capital One Financial Corp.:
1.878% 11/2/27 (c)	10,852	9,916
2.359% 7/29/32 (c)	6,310	4,925
2.636% 3/3/26 (c)	3,155	3,080
3.2% 2/5/25	2,208	2,171
4.985% 7/24/26 (c)	2,403	2,381
Discover Financial Services 4.5% 1/30/26	1,532	1,503
Ford Motor Credit Co. LLC:
2.3% 2/10/25	2,621	2,556
3.375% 11/13/25	8,189	7,906
5.85% 5/17/27	9,300	9,296
6.95% 6/10/26	7,500	7,634
Synchrony Financial 4.25% 8/15/24	3,155	3,144
		99,396
Financial Services - 1.2%
Corebridge Financial, Inc.:
3.65% 4/5/27	1,748	1,669
3.85% 4/5/29	6,197	5,777
3.9% 4/5/32	1,306	1,166
Equitable Holdings, Inc. 4.35% 4/20/28	11,714	11,246
Jackson Financial, Inc.:
3.125% 11/23/31	642	532
5.17% 6/8/27	1,211	1,198
5.67% 6/8/32	4,044	4,048
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27	3,631	3,344
3% 2/2/29	3,155	2,790
5.125% 2/1/28	7,571	7,441
Nationwide Building Society 6.557% 10/18/27 (b)(c)	6,900	7,037
		46,248
Insurance - 1.1%
AFLAC, Inc. 3.6% 4/1/30	708	653
AIA Group Ltd.:
3.375% 4/7/30 (b)	2,279	2,063
3.9% 4/6/28 (b)	5,569	5,330
Equitable Financial Life Global Funding:
1.3% 7/12/26 (b)	3,155	2,883
1.4% 8/27/27 (b)	3,155	2,773
1.7% 11/12/26 (b)	4,021	3,663
Five Corners Funding Trust II 2.85% 5/15/30 (b)	2,963	2,584
MassMutual Global Funding II 4.85% 1/17/29 (b)	10,400	10,258
RGA Global Funding 5.448% 5/24/29 (b)	5,525	5,526
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	2,715	2,410
Willis Group North America, Inc. 4.5% 9/15/28	3,470	3,353
		41,496
TOTAL FINANCIALS		752,960
HEALTH CARE - 1.6%
Biotechnology - 0.1%
Amgen, Inc.:
5.15% 3/2/28	1,367	1,363
5.25% 3/2/30	1,247	1,250
		2,613
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp. 2.75% 9/23/26 (b)	2,685	2,532
Health Care Providers & Services - 1.0%
Centene Corp.:
2.45% 7/15/28	6,671	5,882
4.25% 12/15/27	3,155	3,002
Cigna Group 3.4% 3/1/27	2,839	2,710
HCA Holdings, Inc.:
3.125% 3/15/27	8,266	7,788
3.5% 9/1/30	1,577	1,411
5.625% 9/1/28	3,155	3,169
5.875% 2/1/29	1,739	1,764
Humana, Inc.:
1.35% 2/3/27	3,786	3,414
3.7% 3/23/29	1,002	934
5.375% 4/15/31	2,250	2,228
ICON Investments Six Designated Activity 5.849% 5/8/29	3,472	3,516
Sabra Health Care LP:
3.2% 12/1/31	2,504	2,063
3.9% 10/15/29	852	762
		38,643
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co.:
4.9% 2/22/29	4,417	4,390
5.1% 2/22/31	3,569	3,561
Haleon U.S. Capital LLC 3.375% 3/24/27	7,000	6,662
Mylan NV 4.55% 4/15/28	965	926
Viatris, Inc.:
1.65% 6/22/25	279	267
2.7% 6/22/30	968	815
		16,621
TOTAL HEALTH CARE		60,409
INDUSTRIALS - 2.7%
Aerospace & Defense - 1.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	1,364	1,354
BAE Systems PLC:
3.4% 4/15/30 (b)	1,006	906
5.125% 3/26/29 (b)	2,932	2,908
5.25% 3/26/31 (b)	774	767
5.3% 3/26/34 (b)	9,000	8,867
RTX Corp.:
5.75% 1/15/29	1,653	1,696
6% 3/15/31	7,900	8,203
The Boeing Co.:
2.7% 2/1/27	3,155	2,895
5.04% 5/1/27	5,804	5,672
5.15% 5/1/30	7,620	7,270
6.298% 5/1/29 (b)	1,046	1,054
		41,592
Building Products - 0.2%
Carrier Global Corp. 2.493% 2/15/27	6,047	5,630
Machinery - 0.5%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	4,559	4,195
Ingersoll Rand, Inc. 5.176% 6/15/29	11,100	11,075
Otis Worldwide Corp. 2.056% 4/5/25	3,274	3,180
		18,450
Passenger Airlines - 0.2%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	2,345	2,166
Delta Air Lines, Inc. 2.9% 10/28/24	3,470	3,431
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	1,423	1,319
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	1,645	1,597
		8,513
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.8% 8/18/24	2,601	2,573
2.2% 1/15/27	2,431	2,236
		4,809
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	4,492	4,389
3.25% 2/15/27 (b)	1,761	1,641
3.95% 7/1/24 (b)	1,922	1,919
4.375% 5/1/26 (b)	645	626
5.5% 1/15/26 (b)	1,159	1,148
5.75% 11/15/29 (b)	11,100	11,017
6.375% 5/4/28 (b)	2,418	2,452
		23,192
TOTAL INDUSTRIALS		102,186
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.:
5.05% 4/5/27	1,615	1,611
5.05% 4/5/29	2,329	2,322
Dell International LLC/EMC Corp. 5.25% 2/1/28	1,935	1,943
		5,876
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc. 1.95% 2/15/28 (b)	3,155	2,807
Micron Technology, Inc. 4.185% 2/15/27	5,395	5,238
		8,045
Software - 0.5%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	9,500	8,883
Roper Technologies, Inc.:
1.4% 9/15/27	3,155	2,792
2% 6/30/30	3,615	3,006
VMware, Inc.:
1% 8/15/24	3,856	3,818
1.4% 8/15/26	1,693	1,550
		20,049
TOTAL INFORMATION TECHNOLOGY		33,970
MATERIALS - 0.2%
Chemicals - 0.2%
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (b)	631	594
1.832% 10/15/27 (b)	3,155	2,797
LYB International Finance III LLC 1.25% 10/1/25	3,039	2,866
		6,257
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Homes 4 Rent LP 3.625% 4/15/32	1,201	1,040
Boston Properties, Inc. 3.2% 1/15/25	1,892	1,861
Brixmor Operating Partnership LP:
3.85% 2/1/25	1,848	1,822
4.125% 6/15/26	849	824
Corporate Office Properties LP 2% 1/15/29	2,288	1,935
Hudson Pacific Properties LP 4.65% 4/1/29	4,013	3,137
Kite Realty Group Trust 4% 3/15/25	1,514	1,491
LXP Industrial Trust (REIT) 4.4% 6/15/24	751	750
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	701	694
4.5% 4/1/27	8,075	7,802
5.25% 1/15/26	5,148	5,092
Piedmont Operating Partnership LP 2.75% 4/1/32	475	342
Realty Income Corp. 2.1% 3/15/28	2,984	2,660
SITE Centers Corp.:
3.625% 2/1/25	857	846
4.25% 2/1/26	1,417	1,396
Sun Communities Operating LP 2.3% 11/1/28	540	471
Ventas Realty LP:
2.65% 1/15/25	2,514	2,464
3% 1/15/30	1,315	1,151
4% 3/1/28	737	700
VICI Properties LP:
5.125% 5/15/32	556	525
5.75% 4/1/34	450	443
Vornado Realty LP 2.15% 6/1/26	590	542
WP Carey, Inc. 3.85% 7/15/29	400	370
		38,358
UTILITIES - 2.7%
Electric Utilities - 1.5%
Cleco Corporate Holdings LLC 3.743% 5/1/26	3,786	3,645
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	5,961	5,549
Duke Energy Corp. 4.5% 8/15/32	9,500	8,890
Duquesne Light Holdings, Inc. 2.775% 1/7/32 (b)	7,007	5,660
Exelon Corp.:
2.75% 3/15/27	491	459
3.35% 3/15/32	5,013	4,376
5.15% 3/15/29	2,001	1,991
FirstEnergy Corp.:
1.6% 1/15/26	365	343
2.05% 3/1/25	2,045	1,987
Georgia Power Co. 4.65% 5/16/28	3,548	3,486
Southern Co.:
5.113% 8/1/27 (e)	3,155	3,137
5.2% 6/15/33	3,560	3,490
5.5% 3/15/29	3,579	3,618
Virginia Electric & Power Co. 2.4% 3/30/32	3,155	2,575
Vistra Operations Co. LLC 5% 7/31/27 (b)	6,060	5,861
		55,067
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.:
1.375% 1/15/26	6,940	6,481
2.45% 1/15/31	2,693	2,211
3.3% 7/15/25 (b)	3,832	3,722
3.95% 7/15/30 (b)	4,133	3,724
		16,138
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	3,786	3,542
3.7% 7/15/30	295	272
NiSource, Inc.:
0.95% 8/15/25	1,517	1,436
2.95% 9/1/29	3,786	3,384
5.25% 3/30/28	4,191	4,180
Public Service Enterprise Group, Inc. 2.45% 11/15/31	12,500	10,240
Puget Energy, Inc.:
3.65% 5/15/25	1,892	1,854
4.224% 3/15/32	3,155	2,805
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6965% 5/15/67 (c)(d)	2,134	2,102
		29,815
TOTAL UTILITIES		101,020
TOTAL NONCONVERTIBLE BONDS (Cost $1,503,008)		1,460,069

U.S. Treasury Obligations - 44.0%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Notes:
2.625% 7/31/29	6,203	5,669
2.75% 8/15/32	263,567	232,162
3.125% 11/15/28 (f)	103,974	98,085
3.125% 8/31/29	49,219	46,058
3.25% 6/30/29	48,588	45,813
3.375% 5/15/33	28,378	26,046
3.5% 1/31/30	11,428	10,851
3.5% 2/15/33	59,782	55,507
3.625% 3/31/28	13,051	12,614
3.625% 3/31/30	64,183	61,282
3.75% 5/31/30	84,750	81,383
3.875% 12/31/29	51,311	49,692
3.875% 8/15/33	51,003	48,604
4% 1/15/27	31,621	31,057
4% 10/31/29	21,763	21,224
4% 1/31/31	45,263	43,955
4% 2/15/34	36,266	34,866
4.125% 2/15/27	54,850	54,040
4.125% 9/30/27	39,854	39,236
4.125% 8/31/30	121,542	118,969
4.125% 11/15/32	9,586	9,335
4.25% 3/15/27	88,608	87,583
4.25% 2/28/31	29,043	28,624
4.375% 11/30/30	46,541	46,187
4.375% 5/15/34	13,193	13,076
4.5% 4/15/27	52,000	51,748
4.5% 5/15/27	56,124	55,861
4.5% 5/31/29	20,547	20,550
4.5% 11/15/33	41,173	41,179
4.625% 9/15/26	50,360	50,163
4.625% 10/15/26	32,855	32,737
4.625% 11/15/26	51,854	51,688
4.625% 5/31/31	11,133	11,213
4.875% 10/31/28	10,960	11,101
4.875% 10/31/30	19,158	19,538
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,705,352)		1,647,696

U.S. Government Agency - Mortgage Securities - 0.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.4%
2.5% 10/1/31 to 1/1/33	2,036	1,879
3% 11/1/32 to 12/1/32	7,186	6,734
3.5% 9/1/34 to 10/1/34	2,579	2,446
4.5% 3/1/39 to 8/1/39	648	626
5.5% 11/1/34 to 6/1/36	563	569
6.5% 7/1/32 to 8/1/36	334	343
7% 8/1/25 to 7/1/28	1	1
7.5% 11/1/24 to 8/1/29	6	6
TOTAL FANNIE MAE		12,604
Freddie Mac - 0.0%
5.5% 3/1/34 to 7/1/35	954	965
7.5% 7/1/27 to 9/1/31	2	2
TOTAL FREDDIE MAC		967
Ginnie Mae - 0.0%
7% to 7% 1/15/28 to 11/15/32	305	312
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,995)		13,883

Asset-Backed Securities - 10.9%
	Principal Amount (a) (000s)	Value ($) (000s)
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (b)	178	157
Series 2019-2 Class A, 3.376% 10/16/39 (b)	1,078	1,012
Series 2021-1A Class A, 2.95% 11/16/41 (b)	2,554	2,332
Series 2021-2A Class A, 2.798% 1/15/47 (b)	3,193	2,818
American Express Credit Account Master Trust Series 2024-2 Class A, 5.24% 4/15/31	10,741	10,853
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	365	336
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(c)(d)	3,399	3,402
Ares LII CLO Ltd. Series 2021-52A Class A1R, CME Term SOFR 3 Month Index + 1.310% 6.6362% 4/22/31 (b)(c)(d)	5,438	5,448
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 6.6371% 4/17/33 (b)(c)(d)	15,541	15,560
Bank of America Credit Card Master Trust:
Series 2023-A1 Class A1, 4.79% 5/15/28	2,593	2,572
Series 2023-A2 Class A2, 4.98% 11/15/28	4,812	4,791
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 Month Index + 1.230% 6.5644% 2/25/35 (c)(d)	219	217
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	2,414	2,133
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/28	975	975
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	1,250	1,253
Castlelake Aircraft Securitization Trust:
Series 2019-1A Class A, 3.967% 4/15/39 (b)	1,615	1,454
Series 2021-1R Class A, 2.741% 8/15/41 (b)	1,606	1,500
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	3,134	2,947
Cedar Funding Ltd. Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6902% 7/15/33 (b)(c)(d)	6,373	6,382
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.5565% 7/27/30 (b)(c)(d)	3,008	3,010
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	655	641
Chase Auto Owner Trust 2024-2 Series 2024-2A Class A4, 5.48% 11/26/29 (b)	1,500	1,508
Chase Issuance Trust:
Series 2023-A1 Class A, 5.16% 9/15/28	9,348	9,327
Series 2023-A2 Class A, 5.08% 9/15/30	8,477	8,507
Series 2024-A2 Class A, 4.63% 1/15/31	13,000	12,824
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	10,727	10,265
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	2,028	2,024
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	7,320	6,685
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	529	531
DLLAD Series 2024-1A Class A3, 5.3% 7/20/29 (b)	546	545
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	4,670	4,550
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6902% 4/15/31 (b)(c)(d)	5,454	5,468
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/28 (b)	1,144	1,146
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	2,053	2,073
Flatiron Clo 28 Ltd. / Flatiron Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 1.32% 7/15/36 (b)(c)(d)(g)	10,126	10,138
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6613% 5/20/36 (b)(c)(d)	5,033	5,061
Ford Crdt Auto Owner Trust 202 Series 2024-A Class A4, 5.01% 9/15/29	2,800	2,783
Ford Credit Auto Owner Trust:
Series 2020-1 Class B, 2.29% 8/15/31 (b)	2,000	1,951
Series 2023-2 Class A, 5.28% 2/15/36 (b)	7,988	8,004
Series 2024-1 Class A, 4.87% 8/15/36 (b)	7,176	7,068
Ford Credit Auto Owner Trust 2 Series 2023-1 Class A, 4.85% 8/15/35 (b)	11,603	11,427
Ford Credit Floorplan Master Owner Trust:
Series 2018-4 Class A, 4.06% 11/15/30	1,475	1,406
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	4,184	4,142
Series 2024-1:
Class A1, 5.29% 4/15/29 (b)	8,539	8,543
Class B, 5.48% 4/15/29 (b)	5,501	5,471
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	1,115	1,117
Gm Financial Revolving Receiva:
Series 2023-1 Class A, 5.12% 4/11/35 (b)	7,253	7,209
Series 2023-2 Class A, 5.77% 8/11/36 (b)	11,424	11,671
Series 2024-1 Class A, 4.98% 12/11/36 (b)	5,692	5,634
GMF Floorplan Owner Revolving Trust:
Series 2023-1:
Class A1, 5.34% 6/15/28 (b)	5,924	5,911
Class B, 5.73% 6/15/28 (b)	4,517	4,514
Series 2024-1A:
Class A1, 5.13% 3/15/29 (b)	10,783	10,732
Class B, 5.33% 3/15/29 (b)	5,100	5,074
Series 2024-2A:
Class A, 5.06% 3/15/31 (b)	12,352	12,270
Class B, 5.35% 3/15/31 (b)	1,275	1,264
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	565	514
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/28	1,125	1,126
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.230% 6.5565% 7/27/31 (b)(c)(d)	4,490	4,495
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.5862% 1/22/31 (b)(c)(d)	7,481	7,498
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4, 5.32% 2/15/30	6,065	6,050
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	185	179
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, CME Term SOFR 1 Month Index + 5.360% 10.6894% 8/25/34 (c)(d)(h)	95	121
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5787% 7/17/32 (b)(c)(d)	6,158	6,170
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	3,127	3,103
Palmer Square Loan Funding 202 Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 0% 8/8/32 (b)(c)(d)(g)	5,721	5,725
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.3874% 5/20/29 (b)(c)(d)	1,246	1,247
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6844% 1/25/36 (c)(d)	56	55
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	2,699	2,628
Rr 16 Ltd. Series 2021-16A Class A1, CME Term SOFR 3 Month Index + 1.370% 6.7002% 7/15/36 (b)(c)(d)	4,777	4,789
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	839	838
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	2,575	2,343
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,805	1,769
1.631% 5/15/51 (b)	9,464	8,541
1.884% 7/15/50 (b)	703	657
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	1,297	1,143
Subway Funding LLC Issuer Series 2024-1A:
Class A2I, 6.028% 7/30/54 (b)	2,683	2,683
Class A2II, 6.268% 7/30/54 (b)	2,843	2,843
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6502% 7/15/32 (b)(c)(d)	4,706	4,713
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6102% 1/15/34 (b)(c)(d)	6,275	6,283
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.5509% 11/18/30 (b)(c)(d)	2,818	2,825
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5202% 7/15/30 (b)(c)(d)	5,389	5,399
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2994% 9/25/34 (c)(d)	70	71
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 6.212% 5/17/32 (b)(c)	391	384
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,787	1,556
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1235% 4/6/42 (b)(c)(d)	1,143	817
Upstart Securitization Trust Series 2022-1 Class A, 3.12% 3/20/32 (b)	888	883
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 5.2891% 12/26/50 (b)	277	275
Series 2021-NPL2 Class A1, 5.115% 3/27/51 (b)	1,787	1,759
Series 2021-NPL3 Class A1, 4.743% 5/25/51 (b)(c)	2,860	2,780
Verizon Master Trust:
Series 2023-4 Class A1A, 5.16% 6/20/29	6,694	6,676
Series 2023-7 Class A1A, 5.67% 11/20/29	10,000	10,089
Series 2024-2 Class A, 4.83% 12/22/31 (b)	7,262	7,143
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	3,045	3,024
Series 2023-2:
Class A3, 5.48% 12/20/28	5,281	5,304
Class A4, 5.57% 4/22/30	4,900	4,949
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	6,255	6,310
World Omni Automobile Lease Se Series 2024-A Class A3, 5.26% 10/15/27	4,080	4,072
TOTAL ASSET-BACKED SECURITIES (Cost $409,671)		406,465

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 1.3%
Ajax Mortgage Loan Trust sequential payer Series 2021-C Class A, 2.115% 1/25/61 (b)	1,075	1,033
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	3,363	2,878
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	1,778	1,598
BRAVO Residential Funding Trust sequential payer:
Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	1,567	1,408
Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	7,104	6,292
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	296	285
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	979	958
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c)	1,487	1,418
CFMT LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	3,008	2,960
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	458	398
Csmc Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	5,631	5,426
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	1,990	1,943
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	1,728	1,530
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	3,916	3,752
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	661	602
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	622	564
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	1,332	1,249
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	88	79
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	238	229
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	3,139	3,019
Series 2021-2 Class A1, 5.115% 3/25/26 (b)	3,364	3,309
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	534	473
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	754	665
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	2,636	2,576
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(c)	4,271	4,019
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	556	542
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	49	49
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (c)(d)	1	1
TOTAL PRIVATE SPONSOR		49,255
U.S. Government Agency - 0.0%
Fannie Mae Series 2013-16 Class GP, 3% 3/25/33	597	575
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	151	147
TOTAL U.S. GOVERNMENT AGENCY		722
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $53,192)		49,977

Commercial Mortgage Securities - 3.7%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.467% 1/15/39 (b)(c)(d)	1,605	1,594
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,164	1,047
BANK sequential payer Series 2018-BN15 Class ASB, 4.285% 11/15/61	2,112	2,063
Bank sequential payer Series 2021-BN36 Class ASB, 2.283% 9/15/64	10,250	9,002
BANK:
Series 2021-BN33 Class XA, 1.0514% 5/15/64 (c)(i)	12,381	607
Series 2022-BNK41 Class ASB, 3.7902% 4/15/65 (c)	6,700	6,247
BBCMS Mortgage Trust sequential payer:
Series 2019-C5 Class ASB, 2.99% 11/15/52	3,470	3,275
Series 2022-C14 Class ASB, 2.901% 2/15/55	1,300	1,160
BCP Trust floater Series 2021-330N Class A, CME Term SOFR 1 Month Index + 0.910% 6.2305% 6/15/38 (b)(c)(d)	7,697	7,299
Benchmark Mortgage Trust:
sequential payer Series 2021-B31 Class AAB, 2.615% 12/15/54	8,000	7,044
Series 2018-B7 Class A2, 4.377% 5/15/53	1,695	1,669
Series 2019-B12 Class XA, 1.0238% 8/15/52 (c)(i)	15,964	507
Series 2019-B14 Class XA, 0.7684% 12/15/62 (c)(i)	16,093	383
Series 2020-B17 Class XA, 1.4131% 3/15/53 (c)(i)	30,834	1,418
Series 2020-B19 Class XA, 1.7575% 9/15/53 (c)(i)	20,853	1,251
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1815% 9/15/26 (b)(c)(d)	3,041	2,947
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6589% 3/15/41 (b)(c)(d)	1,522	1,523
BX Commercial Mortgage Trust:
floater:
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0674% 10/15/26 (b)(c)(d)	2,587	2,561
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1206% 10/15/36 (b)(c)(d)	5,672	5,616
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0838% 5/15/38 (b)(c)(d)	1,701	1,688
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0782% 12/9/40 (b)(c)(d)	2,217	2,230
floater sequential payer:
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3633% 4/15/34 (b)(c)(d)	665	659
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1015% 6/15/38 (b)(c)(d)	2,339	2,323
BX Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2815% 11/15/38 (b)(c)(d)	2,778	2,766
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4818% 8/15/39 (b)(c)(d)	1,603	1,610
Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.7586% 4/15/29 (b)(c)(d)	5,461	5,464
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 1/15/34 (b)(c)(d)	770	766
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	992	955
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	3,980	3,754
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,861	2,604
Citigroup Commercial Mortgage Trust sequential payer Series 2016-GC37 Class AAB, 3.098% 4/10/49	222	217
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	879	828
CSAIL Commercial Mortgage Trust sequential payer Series 2020-C19 Class ASB, 2.5501% 3/15/53	11,986	11,061
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 11/15/38 (b)(c)(d)	3,944	3,912
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5115% 7/15/38 (b)(c)(d)	1,191	1,190
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 10/15/36 (b)(c)(d)	1,714	1,699
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	241	237
Series 2011-GC5 Class A/S, 5.1513% 8/10/44 (b)(c)	2,357	2,286
Series 2013-GC13 Class A/S, 3.8427% 7/10/46 (b)(c)	4,156	3,967
Series 2015-GC30 Class A/S, 3.777% 5/10/50	519	502
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	1,256	1,249
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9315% 9/15/29 (b)(c)(d)	841	802
Series 2013-LC11 Class A/S, 3.216% 4/15/46	174	160
Series 2018-AON Class D, 4.6132% 7/5/31 (b)(c)	3,378	2,052
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (b)	2,058	1,904
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 3/15/38 (b)(c)(d)	2,260	2,227
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 7/15/38 (b)(c)(d)	1,380	1,376
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,448	2,310
Series 2021-L6 Class XA, 1.2029% 6/15/54 (c)(i)	4,336	226
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(c)(d)	1,829	1,855
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9155% 10/15/36 (b)(c)(d)	3,741	3,704
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1621% 11/15/38 (b)(c)(d)	2,640	2,630
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C8 Class ASB, 3.903% 2/15/51	4,594	4,465
Series 2017-C7 Class XA, 0.9864% 12/15/50 (c)(i)	46,866	1,317
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,920	1,535
Series 2020-LAB Class X, 0.4294% 10/10/42 (b)(c)(i)	57,901	1,283
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2017-C41 Class ASB, 3.39% 11/15/50	211	205
Series 2017-RC1 Class ASB, 3.453% 1/15/60	949	925
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $146,250)		138,156

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
United Mexican States:
3.25% 4/16/30	2,368	2,079
3.5% 2/12/34	1,965	1,608
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,316)		3,687

Bank Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c) (Cost $4,416)	4,416	4,367

Money Market Funds - 1.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (j) (Cost $51,757)	51,746,585	51,757

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $3,892,957)	3,776,057
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(33,156)
NET ASSETS - 100.0%	3,742,901

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	442	Sep 2024	90,037	(84)	(84)

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $717,340,000 or 19.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $640,000.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Level 3 security
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	28,002	855,179	831,424	976	-	-	51,757	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	10,752	310,157	320,909	15	-	-	-	0.0%
Total	38,754	1,165,336	1,152,333	991	-	-	51,757

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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